Employee Benefits - Funded Status (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United Kingdom | ICON Development Solutions Limited pension plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ (20,999)	$ (19,558)
Fair value of plan assets	27,320	26,050	$ 36,198
Funded surplus	6,321	6,492
Switzerland | Aptiv Solutions pension plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	(6,441)	(5,806)
Fair value of plan assets	6,261	5,681	6,964
Funded surplus	(180)	(125)
Switzerland | PRA Switzerland AG pension plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	(7,747)	(5,345)
Fair value of plan assets	5,529	4,059	$ 3,017
Funded surplus	$ (2,218)	$ (1,286)